Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Investments

Long-term investments are comprised of:

	December 31, 2012	December 31, 2011
Equity method investments in related parties	7,853	8,150

Available-for-sale securities	2,989	2,923
Cost method investments	9,114	8,500
Other	2,568	2,574

Total other long-term investments	14,671	13,997

Total long-term investments	22,524	22,147

Schedule of Equity Method Investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Mechel Somani Carbon (Mining segment)	51%	51%	560	528
TPTU (Mining segment)	40%	40%	4,376	4,323
TRMZ (Mining segment)	25%	25%	2,539	2,324
RIKT (Mining segment)	—	36%	—	975
BWS Bewehrungsstahl GmbH (Steel segment)	36%	—	378	—

Total equity method investments			7,853	8,150

Summarized Unaudited Information on Equity Method Investees, Income Data

Summarized unaudited financial information on equity method investees as of December 31, 2012, 2011 and 2010 and for the years then ended is as follows:

Income data	2012 (unaudited)	2011 (unaudited)	2010 (unaudited)
Revenues and other income	57,268	43,255	33,767
Operating income	3,664	5,074	2,906
Net income	2,101	3,146	1,894

Summarized Unaudited Information on Equity Method Investees, Balance Sheet Data

Balance sheet data	At December 31, 2012 (unaudited)	At December 31, 2011 (unaudited)
Current assets	37,300	20,065
Non-current assets	11,229	14,750
Current liabilities	20,573	8,106
Non-current liabilities	5,234	651

Schedule of Movements in Equity Method Investments

The following table shows movements in the equity method investments:

December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184

December 31, 2010	8,764

Capital contribution in affiliates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304

December 31, 2011	8,150

Investment in BWS Bewehrungsstahl GmBH	408
Disposal of RIKT	(822)
Translation difference	379
Dividends	(737)
Share in net income	475

December 31, 2012	7,853

Available-for-Sale Securities

Investments in available-for-sale securities were as follows as of December 31, 2012:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,469	2,989	—	(3,480)

Total available-for-sale securities	6,469	2,989	—	(3,480)

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,103	2,923	—	(3,180)

Total available-for-sale securities	6,103	2,923	—	(3,180)